LONG-TERM EMPLOYEE-RELATED OBLIGATIONS	12 Months Ended
Dec. 31, 2015
LONG-TERM EMPLOYEE-RELATED OBLIGATIONS [Abstract]
LONG-TERM EMPLOYEE-RELATED OBLIGATIONS
NOTE 11 -         LONG-TERM EMPLOYEE-RELATED OBLIGATIONS

Severance pay:

TAT's liability for severance pay, for their Israeli employees, is calculated pursuant to Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. The liability is presented on the undiscounted basis. The Israeli company records an expense for the net increase in its severance liability.

TAT and Turbochrome liability for all of its Israeli employees is fully covered for by monthly deposits with severance pay funds, insurance policies, Mivtahim Social Insurance Institution Ltd. ("Mivtahim"). The liability covered by deposits with Mivtahim is irrevocably transferred to Mivtahim. Accordingly, neither the amounts accumulated with Mivtahim, nor the corresponding liabilities for severance pay are reflected in the consolidated balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes profits (or loss) accumulated through the balance sheet date.

The Israeli companies are required to make severance payment upon dismissal of an employee or upon termination of employment in certain circumstances. The severance payment liability to the employees is recorded on the Company's balance sheets under “Employee rights upon retirement.” The liability is recorded as if it were payable at each balance sheet date on an undiscounted basis.

In case an employee did not agree to ‘Section 14' of the Israeli Severance Pay lows, the liability is funded in part from the purchase of insurance policies or by the establishment of pension funds with dedicated deposits in the funds. The amounts used to fund these liabilities are included in the balance sheets under “Funds in respect of employee rights upon retirement”. These policies are the Company's assets. However, under employment agreements and subject to certain limitations, any policy may be transferred to the ownership of the individual employee for whose benefit the funds were deposited.

According to Section 14 of the Israeli Severance Pay Law, the Israeli companies liability for certain employees, according to their employment agreements, make regular deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee's rights upon retirement. The Israeli companies are fully relieved from any severance pay liability with respect to each such employee after they make the payments on behalf of the employee. The liability accrued in respect of these employees and the amounts funded, as of the respective agreement dates, are not reflected in the Israeli Company balance sheets, as the amounts funded are not under the control and management of the Israeli company and the pension or severance pay risks have been irrevocably transferred to the applicable insurance companies (the “Contribution Plans”).

With regard to the employees without a Contribution Plan, liability is funded in part from the purchase of insurance policies or by the establishment of pension funds with dedicated deposits in the funds. The amounts used to fund these liabilities are included in the balance sheets under “Funds in respect of employee rights upon retirement” These policies are the Company's assets. In the years ended December 31, 2015 and 2014, the Company deposited $389 and $381, respectively, with pension funds and insurance companies in connection with its severance payment obligations.

The amounts of severance payment expenses for the Israeli companies were $554 and $555 for the years ended December 31, 2015 and 2014, respectively, of which $165 and $174 in the years ended December, 2015 and 2014, respectively, were in respect of the Contribution Plan and funded accordingly.

Limco-Piedmont sponsors a 401(K) safe harbor profit sharing plan covering substantially all of its employees. The plan requires the employer to contribute a match which is currently done on a payroll period basis, matching 100% of the first 2% and 50% of the next three percent. In addition, the plan allows for a discretionary qualified non-elective contribution for the plan year. Contributions to the plan by Limco-Piedmont were $261, $251 and $253 for the years ended December 31, 2015, 2014 and 2013, respectively.

The Group expects to contribute approximately $800 in 2016 to the pension funds and insurance companies in respect of their severance and pension pay obligations.

The amounts of severance payments, actually paid to retired employees, by TAT were $166, $568 and $226 for the years ended December 31, 2015, 2014 and 2013.

TAT expects to pay $1,772 in future benefits to their employees during 2016 through 2025 upon their normal retirement age. The amount was determined based on the employee's current salary rates and the number of service years that will be accumulated upon the retirement date. These amounts do not include amounts that might be paid to employees that will cease working for the Israeli company before their normal retirement age.

Year	Amount
2016	$278
2017	45
2018	143
2019	367
2020	53
Thereafter (through 2025)	886
$1,772